COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
Gross rent expenses	$ 17,504,333	$ 12,615,613	$ 9,684,871
Sublease rental income	61,403	$ 230,503	$ 114,361
Future minimum lease payments:
2016	14,828,199
2017	13,603,574
2018	9,070,769
2019	6,367,021
2020	4,217,222
2021 and thereafter	7,974,602
Total	$ 56,061,387